Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	€ 64	€ 134	€ 139
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	562	341	777
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	(67)	432	208
Gains Losses On Financial Assets At Fair Value Through Profit Or Loss	150	335	56
Gains (losses) on hedging instrument, fair value hedges	(45)	(214)	7
Subtotal gains or losses in financial assets and liabilities net	663	1,027	1,187
Gains or losses on net exchange differences	1,275	883	359
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	1,938	1,910	1,546
Financial assets at amortised cost, category [member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	8	27	106
Other financial assets and liabilities [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	56	106	33
Reclassification of financial assets from fair value through other comprehensive income [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification of financial assets from amortized cost [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Other gains losses [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	562	341	777
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	€ (67)	€ 432	€ 208